Summary of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 3 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement	$ 603,000	$ 866,000	$ 1,066,000	$ 1,012,000	$ 725,000	$ 755,000	$ 604,000	$ 1,253,000	$ 7,852,000
Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement					3,020,610			361,704	678,000
Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 1 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement
Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 2 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement
Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 3 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement					3,020,610			361,704	678,000
Derivative Liability [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement					3,020,610			361,704	166,000
Derivative Liability [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 1 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement
Derivative Liability [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 2 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement
Derivative Liability [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 3 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement					3,020,610			361,704	166,000
Warrant Liability [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement									525,000
Warrant Liability [Member] | Peak Bio, Inc. [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement					1			1
Warrant Liability [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 1 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement
Warrant Liability [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 2 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement
Warrant Liability [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 3 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement									525,000
Warrant Liability [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement					$ 1			$ 1
Derivative Asset [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement									13,000
Derivative Asset [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 1 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement
Derivative Asset [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 2 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement
Derivative Asset [Member] | Peak Bio, Inc. [Member] | Fair Value, Inputs, Level 3 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair value measurement									$ 13,000